CAPITAL RESERVE	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
CAPITAL RESERVE
11. CAPITAL RESERVE

	Year ended December 31,
	2024	2023	2022
Opening carrying amount	74,166	63,723	55,953
Share options and warrants exercised (Note 10, 12)	2,971	201	151
Issue of ordinary shares (Note 10)	257	9,912	7,392
Issue of restricted shares (Note 10, 13)	439	304	227
Share options expired (Note 12, 13)	204	26	—
Closing carrying amount	78,037	74,166	63,723